DEBTS PAYABLE AND SENIOR SECURED NOTES	12 Months Ended
Dec. 31, 2022
DEBTS PAYABLE AND SENIOR SECURED NOTES
DEBTS PAYABLE AND SENIOR SECURED NOTES

11. DEBTS PAYABLE AND SENIOR SECURED NOTES

Senior Secured Notes

On November 12, 2021, the Company completed a private placement offering of approximately $133,250 aggregate principal amount of secured promissory notes at a premium price, resulting in approximately $147,000 of proceeds due December 2024, with a resulting yield-to-maturity of 9.8%. The notes will be considered additional notes under the indenture governing the Company’s existing notes which were entered into on December 10, 2020 (“December 2020 Notes”).

Senior secured notes
As of January 1, 2021	$103,653
Debt issuance costs	(2,142)
Debt issuance costs amortized	1,744
Senior secured notes issued	133,250
Senior secured notes premium	9,305
Senior secured notes premium amortized	(402)
As of December 31, 2021	$245,408
Debt issuance costs amortized	2,292
Senior secured notes premium amortized	(3,018)
Total senior secured notes classified as non-current payable as of December 31, 2022	$244,682
Total accrued interest payable related to senior secured notes as of December 31, 2022	$—

Debt Payable

At December 31, 2022 and 2021, senior secured notes consisted of the following:

Debts payable
As of January 1, 2021	$62,233
Discounted as of January 31, 2021	1,280
Incurred through combinations and acquisitions	87,475
Converted to equity	(7,430)
Less: repayment	(8,749)
Less: discounted to fair value	(951)
As of December 31, 2021	133,858
Discounted as of December 31, 2021	951
Incurred through earn-out provision	14,934
Debt issued	68,000
Construction financing	36,303
Less: repayment	(17,924)
Total debts payable, undiscounted as of December 31, 2022	236,122
Less: discounted to fair value	(598)
Total debts payable as of December 31, 2022	$235,524
Total accrued interest payable related to debts payable as of December 31, 2022	$7,954

11. DEBTS PAYABLE AND SENIOR SECURED NOTES (Continued)

Debt Payable (Continued)

The details of debts payable were as follows:

	December 31, 2022
	Related party debt	Non-related party debt	Total debt
	$24,022	$212,100	$236,122
Less: current portion	1,409	39,114	40,523
Total non-current debt, undiscounted	22,613	172,986	195,599
Less: discount to fair value	—	(598)	(598)
Total non-current debt	$22,613	$172,388	$195,001

The following table presents the future debt obligations as of December 31, 2022:

Future debt obligations (per year)
2023	$40,523
2024	94,392
2025	33,282
2026	1,874
2027	29,870
2028 and beyond	36,181
Total debt obligations	$236,122

As part of the business combinations and asset acquisitions, the Company issued and assumed notes with related and non-related parties. The related party notes are considered part of the purchase price to the former shareholders of the acquired businesses. As a result of the combinations and acquisitions, several of these individual shareholders are now considered related parties of the Company across various roles including directors, officers, and shareholders.

Pursuant to the agreement to acquire Sira Naturals, Inc. (“Sira”), the Company issued a related-party promissory note in the amount of $5,000 to a lender of Sira that is secured by all the assets of Sira. The note matures five years from May 24, 2019 with a 6% annual interest rate payable monthly.

Pursuant to the agreement to acquire The Canopy NV, LLC (“Canopy”), the Company issued a related-party promissory note in the amount of $4,500 to Canopy that is secured by all the assets of Canopy. The note matures five years from May 24, 2019 with a 6% annual interest rate. As of December 31, 2022, the Company paid the note in full.

Pursuant to the agreement to acquire Washoe Wellness, LLC (“Washoe”), the Company issued a related-party promissory note in the amount of $5,640 to the former members of Washoe that is secured by all the assets of Washoe. The note matures three years from May 24, 2019 with a 6% annual interest rate. In addition, the Company agreed to assume a related-party member loan that has $6,562 remaining, secured by an all-assets security interest over all assets of Washoe that matures three years from the closing date with a 6% interest rate. The note was amended in March 2020 to increase the interest rate to 7% in exchange for a three-month deferral of principal. On March 28, 2022, the Company amended a non-related party note of $2,525 that was assumed during the acquisition of Washoe, which was acquired during May 2019. The loan was amended to extend the maturity date an additional year, while the payment terms and interest rate remained the same. Under ASC 470, this was a debt modification. As of December 31, 2022, the Company paid the notes in full.

Pursuant to the agreement to acquire LivFree Wellness, LLC (“LivFree”), the Company issued a related-party promissory note in the amount of $20,000 to the former members of LivFree that is secured by all the assets of LivFree. The note matures five years from May 24, 2019 with a 6% annual interest rate. Principal and interest is payable at maturity.

11. DEBTS PAYABLE AND SENIOR SECURED NOTES (Continued)

Debt Payable (Continued)

Pursuant to the agreement to acquire CannaPunch of Nevada LLC (“CannaPunch”), the Company issued a related-party promissory note in the amount of $2,000 to the former members of CannaPunch that is secured by all the assets of CannaPunch. The note matures five years from the closing date with a 6% annual interest rate. Principal and interest is payable at maturity.

Pursuant to the Oasis Agreement, the Company issued non-related party promissory notes in the amount of $22,505 to the former members of Oasis that are secured by all the membership interests in Oasis. The notes mature four years from closing date of March 2021 with a 10% annual interest rate payable semi-annually.

Pursuant to the GSD Agreement, the Company issued non-related party promissory notes in the amount of $29,491 to the former members of GSD that are secured by all the assets of GSD. The note matures three years from the closing date of September 2021 with a 9% annual interest rate for the first year, and 12.5% thereafter. In addition, the Company agreed to assume a non-related party loan of $3,000 that matures on August 6, 2023, with a 9% annual interest rate.Interest is payable quarterly.

Pursuant to the PA Natural Agreement, the Company issued non-related party promissory notes in the amount of $25,000 to the former members of PA Natural that are secured by all the assets of and a pledge of membership interests in PA Natural. The notes mature three years from the closing date of October 2021 with an 8% annual interest payable quarterly.

On March 1, 2022, pursuant to the PA Natural Agreement, the Company issued non-related party promissory notes in the amount of $14,934 for earnout consideration. The notes are secured by all the assets and a pledge of the Company’s membership interests in PA Natural. The notes mature three years from the date of the agreement with an 8.0% annual interest rate payable quarterly.

On March 17, 2022, the Company entered into a loan agreement with a community bank for total proceeds of $26,200, net of financing costs of $287, with a 4.625% annual interest rate payable monthly. The loan is secured with a first mortgage lien on certain real property in Massachusetts and matures five years from the date of the agreement, with an option to extend for an additional five years. The loan is subject to certain financial and other covenants, that we are in compliance with as of December 31, 2022.

On May 16, 2022, the Company entered into a loan agreement with a community bank for total proceeds of $25,800, with an annual interest rate of Prime Rate plus 1.5%, floating, with a 5.0% floor (the rate is currently 9.0% as of December 31, 2022). The loan is secured with a first mortgage lien on certain real property and matures two years from the date of the agreement. The loan is subject to certain financial and other covenants, that we are in compliance with as of December 31, 2022.

Interest expense associated with related party debt payable for the years ended December 31, 2022, and 2021, was $1,507 and $1,767, respectively.

Convertible Debt

Pursuant to the Liberty Agreement, the Company agreed to assume non-related party convertible debt with a face value of $4,325 and accrued interest of $153 with a 12% annual interest rate. The Company had the right to convert the debt into Equity Shares if the share price met a minimum trading price. The fair value of the embedded derivative related to this conversion feature was $3,154. On March 4, 2021, the Company called the notes to either be paid out or converted into Equity Shares over a thirty-day period. During the year ended December 31, 2021, the debt was fully settled as $50 was paid and 232 Equity Shares were issued. There was no gain or loss recorded, as the transaction took place shortly after the initial fair value measurement.